Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

9. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Leasehold improvements	534	549	78
Computer and electronic equipment	2,457	2,485	354
Manufacturing equipment	12,460	14,111	2,008
Office equipment	288	334	47
Motor vehicles	4,367	4,446	633
Construction in process	-	105	15
	20,106	22,030	3,135
Less: loss of impairment	(1,896)	(1,896)	(270)
Less: accumulated depreciation	(9,554)	(11,597)	(1,650)
	8,656	8,537	1,215

For the years ended December 31, 2024 and 2025, the Group recorded depreciation expenses of RMB2,872 and RMB2,043 (US$291) respectively. There is RMB1,896 of impairment of property, plant and equipment recognized as of the years ended December 31, 2024 and 2025, respectively. The loss of the impairment was due to the permanent withdrawn of a production line made in 2023.